ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Divestitures Disclosure [
Schedule of Replaced shared-based payments awards related to CCE's North America employees
The following table provides a list of all replacement awards and the estimated fair value of those awards issued in conjunction with our acquisition of CCE's former North America business (in millions):

	Number of Shares, Options and Units Issued	Fair Value
	As Adjusted
Performance share units	3.3	$192
Stock options	9.6	109
Restricted share units	1.6	50
Restricted stock	0.4	12
Total	14.9	$363

Schedule of the total purchase price of CCE's North American business
The following table reconciles the total purchase price of the Company's acquisition of CCE's former North America business, including adjustments recorded as part of the Company's purchase accounting (in millions):

October 2, 2010
Fair value of our equity investment in CCE[1]	$5,373
Cash consideration[2]	1,368
Fair value of share-based payment awards[3]	154
Total purchase price	$6,895

[1]
Represents the fair value of our 33 percent ownership interest in the outstanding common stock of CCE based on the closing price of CCE's common stock on the last day the New York Stock Exchange was open prior to the acquisition date. The fair value reflects our indirect ownership interest in both CCE's European operations and former North America business.

[2]	Primarily related to the debt shortfall and working capital adjustments.

[3]	Represents the portion of the total fair value of the replacement awards associated with services rendered prior to the business combination, net of tax.

Schedule of the allocation of the purchase price by major class of assets and liabilities
The following table presents the final allocation of the purchase price by major class of assets and liabilities (in millions) as of the acquisition date, as well as adjustments made during 2011 (referred to as "measurement period adjustments"):

	Amounts Recognized as of Acquisition Date[1]	Measurement Period Adjustments[2]	Amounts Recognized as of Acquisition Date (as Adjusted)
Cash and cash equivalents	$49	$—	$49
Marketable securities	7	—	7
Trade accounts receivable[3]	1,194	—	1,194
Inventories	696	—	696
Other current assets[4]	744	(5)	739
Property, plant and equipment[4]	5,385	(682)	4,703
Bottlers' franchise rights with indefinite lives[4,5]	5,100	100	5,200
Other intangible assets[4,6]	1,032	45	1,077
Other noncurrent assets	261	—	261
Total identifiable assets acquired	$14,468	$(542)	$13,926
Accounts payable and accrued expenses[4]	1,826	8	1,834
Loans and notes payable[7]	266	—	266
Long-term debt[7]	9,345	—	9,345
Pension and other postretirement liabilities[8]	1,313	—	1,313
Other noncurrent liabilities[4,9]	2,603	(293)	2,310
Total liabilities assumed	$15,353	$(285)	$15,068
Net liabilities assumed	(885)	(257)	(1,142)
Goodwill[4,10]	7,746	304	8,050
	$6,861	$47	$6,908
Less: Noncontrolling interests	13	—	13
Net assets acquired	$6,848	$47	$6,895

[1]	As previously reported in the Notes to Consolidated Financial Statements included in our annual report on Form 10-K for the year ended December 31, 2010.

[2]
The measurement period adjustments did not have a significant impact on our consolidated statements of income for the years ended December 31, 2011, and December 31, 2010. Therefore, we did not retrospectively adjust the comparative 2010 financial information.

[3]	The gross amount due under receivables we acquired was $1,226 million, of which $32 million was expected to be uncollectible.

[4]
The measurement period adjustments were due to the finalization of appraisals related to intangible assets and certain fixed assets and resulted in the following: a decrease to property, plant and equipment; an increase to franchise rights; and a decrease to noncurrent deferred tax liabilities. The net impact of the measurement period adjustments and the payments made to New CCE that related to the finalization of working capital adjustments resulted in a net increase to goodwill.

[5]
Represents reacquired franchise rights that had previously provided CCE with exclusive and perpetual rights to manufacture and/or distribute certain beverages in specified territories. These rights have been determined to have indefinite lives and are not amortized.

[6]
Other intangible assets primarily relate to franchise rights that had previously provided CCE with exclusive rights to manufacture and/or distribute certain beverages in specified territories for a finite period of time, and therefore have been classified as definite-lived intangible assets. The estimated fair value of franchise rights with definite lives was $650 million as of the acquisition date. These franchise rights will be amortized over a weighted-average life of approximately eight years, which is equal to the weighted-average remaining contractual term of the franchise rights. Other intangible assets also include $380 million of customer relationships, which will be amortized over approximately 20 years.

[7]	Refer to Note 10 for additional information.

[8]
The assumed pension and other postretirement liabilities consisted of benefit obligations of $3,544 million and plan assets of $2,231 million. Refer to Note 13 for additional information related to pension and other postretirement plans assumed from CCE.

[9]	Primarily relates to deferred tax liabilities recorded on franchise rights. Refer to Note 14.

[10]
The goodwill recognized as part of this acquisition has been assigned to the North America operating segment, of which $170 million is tax deductible. The goodwill recognized in conjunction with our acquisition of CCE's former North America business is primarily related to synergistic value created from having a unified operating system that will strategically position us to better market and distribute our nonalcoholic beverage brands in North America. It also includes certain other intangible assets that do not qualify for separate recognition, such as an assembled workforce.

Schedule of pro forma information of CCE's North American business acquisition and Norwegian and Swedish bottling operation divestitures
The following table presents unaudited consolidated pro forma information as if our acquisition of CCE's former North America business and the divestiture of our Norwegian and Swedish bottling operations had occurred on January 1, 2010 (in millions):

Unaudited
Year Ended December 31,	2010
Net operating revenues[1]	$43,106
Net income attributable to shareowners of The Coca-Cola Company[2,3]	6,839

[1]	The deconsolidation of our Norwegian and Swedish bottling operations resulted in a decrease to net operating revenues of approximately $433 million in 2010.

[2]	The deconsolidation of our Norwegian and Swedish bottling operations resulted in a decrease to net income attributable to shareowners of The Coca-Cola Company of approximately $387 million in 2010.

[3]
The 2010 pro forma information has been adjusted to exclude the gain related to the remeasurement of our equity interest in CCE to fair value upon the close of the transaction, the gain on the sale of our Norwegian and Swedish bottling operations, transaction costs and charges related to preexisting relationships in order to present the pro forma information as if the transactions had occurred prior to January 1, 2010.

Information related to the major classes of assets and liabilities held for sale
The following table presents information related to the major classes of assets and liabilities of the Company's Philippine and Brazilian bottling operations, both of which are included in our Bottling Investments operating segment, as of December 31, 2012 (in millions):

	Philippine Bottling Operations	Brazilian Bottling Operations	Total Bottling Operations Held for Sale
Cash, cash equivalents and short-term investments	$133	$45	$178
Trade accounts receivable, less allowances	108	88	196
Inventories	187	85	272
Prepaid expenses and other assets	223	174	397
Other assets	7	128	135
Property, plant and equipment — net	841	419	1,260
Bottlers' franchise rights with indefinite lives	341	130	471
Goodwill	148	22	170
Other intangible assets	—	1	1
Allowance for reduction of assets held for sale	(107)	—	(107)
Total assets	$1,881	$1,092	$2,973
Accounts payable and accrued expenses	$241	$157	$398
Loans and notes payable	—	6	6
Current maturities of long-term debt	—	28	28
Accrued income taxes	(4)	4	—
Long-term debt	—	147	147
Other liabilities	20	75	95
Deferred income taxes	102	20	122
Total liabilities	$359	$437	$796